Transactions with Related Parties tables (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Aggregate loan transactions with related parties for the years ended December 31 were as follows:

	2012	2011
	(Dollars in thousands)
Balance, January 1,	$3,792	$3,952
New loans and advances on lines	2,372	2,058
Repayments	(2,601)	(1,904)
Other, net	—	(314)
Balance, December 31,	$3,563	$3,792
Balance available on lines of credit or loan commitments	$1,083	$814